RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RECLAMATION PROVISION
Long-term, beginning of year	$ 345,268
Current, beginning of year	10,038
Reclassification from long-term to current, end of year	(5,411)	$ (10,038)
Long-term, end of year	380,747	345,268
Asset retirement obligation
RECLAMATION PROVISION
Long-term, beginning of year	341,077	259,706
Current, beginning of year	8,609	5,953
Current year additions and changes in estimate, net	45,470	58,891
Current year accretion	7,500	5,247
Liabilities settled	(2,315)	(1,115)
Foreign exchange revaluation	(25,353)	21,004
Reclassification from long-term to current, end of year	(3,856)	(8,609)
Long-term, end of year	371,132	341,077
Environmental remediation liability
RECLAMATION PROVISION
Long-term, beginning of year	4,191	5,602
Current, beginning of year	1,429	3,240
Current year additions and changes in estimate, net	8,285	850
Liabilities settled	(2,370)	(4,559)
Foreign exchange revaluation	(365)	487
Reclassification from long-term to current, end of year	(1,555)	(1,429)
Long-term, end of year	$ 9,615	$ 4,191
Minimum
RECLAMATION PROVISION
Discount rate used in reclamation provision	0.79%	1.14%
Maximum
RECLAMATION PROVISION
Discount rate used in reclamation provision	2.64%	2.39%